BNY Mellon Midcap Index Fund, Inc.
STATEMENT OF INVESTMENTS
July 31, 2025 (Unaudited)

Description	Shares	Value ($)
Common Stocks — 99.0%
Automobiles & Components — 1.1%
Autoliv, Inc.	33,245	3,708,480
Gentex Corp.	106,057	2,802,026
Harley-Davidson, Inc.	52,266	1,271,632
Lear Corp.	25,350	2,390,251
The Goodyear Tire & Rubber Company(a)	132,138	1,358,379
Thor Industries, Inc.	24,946	2,269,837
Visteon Corp.(a)	12,669	1,408,159
		15,208,764
Banks — 6.5%
Associated Banc-Corp.	77,178	1,909,384
Bank OZK	49,380	2,434,434
Cadence Bank	87,705	3,056,519
Columbia Banking System, Inc.	97,419	2,318,572
Comerica, Inc.	61,772	4,173,934
Commerce Bancshares, Inc.	56,682	3,468,938
Cullen/Frost Bankers, Inc.	30,341	3,865,747
East West Bancorp, Inc.	64,597	6,475,849
First Financial Bankshares, Inc.	60,261	2,086,236
First Horizon Corp.	240,158	5,237,846
Flagstar Financial, Inc.	140,393	1,585,037
FNB Corp.	169,227	2,592,558
Glacier Bancorp, Inc.	55,284	2,423,098
Hancock Whitney Corp.	40,224	2,402,177
Home BancShares, Inc.	85,194	2,399,063
International Bancshares Corp.	25,106	1,711,727
Old National Bancorp	152,746	3,224,468
Pinnacle Financial Partners, Inc.	35,655	3,133,718
Prosperity Bancshares, Inc.	44,433	2,960,127
SouthState Corp.	46,389	4,368,452
Synovus Financial Corp.	65,293	3,084,441
Texas Capital Bancshares, Inc.(a)	21,567	1,810,981
UMB Financial Corp.	33,457	3,679,935
United Bankshares, Inc.	66,861	2,374,903
Valley National Bancorp	222,149	2,059,321
Webster Financial Corp.	78,847	4,545,530
Western Alliance Bancorp	50,878	3,946,098
Wintrust Financial Corp.	31,339	4,010,765
Zions Bancorp NA	69,103	3,705,303
		91,045,161
Capital Goods — 17.3%
AAON, Inc.	31,902	2,663,817
Acuity, Inc.	14,391	4,480,638
Advanced Drainage Systems, Inc.	33,246	3,814,978
AECOM	61,920	6,980,861
AeroVironment, Inc.(a)	14,855	3,975,792
AGCO Corp.	29,213	3,446,258
API Group Corp.(a)	171,526	6,186,943
Applied Industrial Technologies, Inc.	17,886	4,856,049

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 99.0% (continued)
Capital Goods — 17.3% (continued)
ATI, Inc.(a)	65,913	5,071,346
BWX Technologies, Inc.	42,807	6,503,668
Carlisle Cos., Inc.	20,226	7,174,364
Chart Industries, Inc.(a)	21,061	4,187,559
CNH Industrial NV	412,186	5,341,931
Comfort Systems USA, Inc.	16,488	11,596,010
Core & Main, Inc., Cl. A(a)	88,583	5,637,422
Crane Co.	22,989	4,500,557
Curtiss-Wright Corp.	17,617	8,636,206
Donaldson Co., Inc.	56,139	4,040,324
EMCOR Group, Inc.	20,978	13,163,485
EnerSys	18,539	1,712,447
Esab Corp.	26,568	3,564,629
Flowserve Corp.	61,647	3,454,698
Fluor Corp.(a)	77,274	4,386,845
Fortune Brands Innovations, Inc.	56,146	3,062,203
GATX Corp.	16,734	2,555,114
Graco, Inc.	78,125	6,560,937
Hexcel Corp.	37,502	2,246,745
ITT, Inc.	36,781	6,251,299
Lincoln Electric Holdings, Inc.	26,158	6,369,473
MasTec, Inc.(a)	28,622	5,415,569
MSC Industrial Direct Co., Inc., Cl. A	20,908	1,811,051
Mueller Industries, Inc.	51,861	4,427,374
NEXTracker, Inc., Cl. A(a)	66,961	3,901,148
nVent Electric PLC	77,163	6,051,122
Oshkosh Corp.	30,331	3,837,781
Owens Corning	39,732	5,539,833
RBC Bearings, Inc.(a)	14,621	5,663,298
Regal Rexnord Corp.	31,015	4,741,573
Sensata Technologies Holding PLC	69,017	2,122,963
Simpson Manufacturing Co., Inc.	19,551	3,508,036
Terex Corp.	30,845	1,568,777
The Middleby Corp.(a)	25,062	3,639,002
The Timken Company	29,982	2,281,330
The Toro Company	46,785	3,473,786
Trex Co., Inc.(a)	50,276	3,229,730
UFP Industries, Inc.	28,313	2,774,674
Valmont Industries, Inc.	9,446	3,437,872
Watsco, Inc.	16,339	7,366,928
Watts Water Technologies, Inc., Cl. A	12,785	3,353,761
WESCO International, Inc.	20,796	4,303,940
Woodward, Inc.	27,888	7,169,447
		242,041,593
Commercial & Professional Services — 4.0%
CACI International, Inc., Cl. A(a)	10,303	4,745,253
Clean Harbors, Inc.(a)	23,714	5,591,998
Concentrix Corp.	21,753	1,130,503
ExlService Holdings, Inc.(a)	76,275	3,312,623
Exponent, Inc.	23,555	1,624,353
FTI Consulting, Inc.(a)	15,667	2,606,205

Description	Shares	Value ($)
Common Stocks — 99.0% (continued)
Commercial & Professional Services — 4.0% (continued)
Genpact Ltd.	75,890	3,342,955
Insperity, Inc.	16,675	993,497
KBR, Inc.	60,323	2,819,497
ManpowerGroup, Inc.	21,756	897,435
Maximus, Inc.	26,433	1,952,341
MSA Safety, Inc.	18,562	3,301,623
Parsons Corp.(a)	22,255	1,651,321
Paylocity Holding Corp.(a)	20,248	3,743,450
RB Global, Inc.	86,798	9,396,752
Science Applications International Corp.	21,930	2,444,756
Tetra Tech, Inc.	123,785	4,547,861
The Brink’s Company	19,872	1,735,621
		55,838,044
Consumer Discretionary Distribution & Retail — 4.0%
Abercrombie & Fitch Co., Cl. A(a)	22,130	2,124,923
AutoNation, Inc.(a)	11,738	2,261,208
Bath & Body Works, Inc.	100,492	2,910,248
Burlington Stores, Inc.(a)	29,520	8,057,779
Chewy, Inc., Cl. A(a)	102,613	3,765,897
Dick’s Sporting Goods, Inc.	26,610	5,628,281
Five Below, Inc.(a)	25,619	3,497,506
Floor & Decor Holdings, Inc., Cl. A(a)	50,731	3,888,024
GameStop Corp., Cl. A(a)	189,633	4,257,261
Lithia Motors, Inc.	12,200	3,513,600
Macy’s, Inc.	132,134	1,668,853
Murphy USA, Inc.	8,459	3,066,218
Ollie’s Bargain Outlet Holdings, Inc.(a)	28,632	3,911,990
Penske Automotive Group, Inc.	8,667	1,450,943
RH(a)	7,097	1,459,285
The Gap, Inc.	105,217	2,047,523
Valvoline, Inc.(a)	59,272	2,089,338
		55,598,877
Consumer Durables & Apparel — 3.1%
Brunswick Corp.	30,771	1,793,642
Capri Holdings Ltd.(a)	54,466	990,737
Columbia Sportswear Co.	14,311	809,573
Crocs, Inc.(a)	26,264	2,619,309
KB Home	33,172	1,833,085
Mattel, Inc.(a)	150,392	2,558,168
Polaris, Inc.	24,608	1,302,009
PVH Corp.	22,108	1,623,169
Skechers USA, Inc., Cl. A(a)	61,468	3,887,851
Somnigroup International, Inc.	96,666	6,996,685
Taylor Morrison Home Corp.(a)	47,616	2,822,676
Toll Brothers, Inc.	46,605	5,516,168
TopBuild Corp.(a)	13,373	4,953,760
Under Armour, Inc., Cl. A(a)	85,700	569,048
Under Armour, Inc., Cl. C(a)	57,270	360,801
VF Corp.	154,493	1,810,658

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 99.0% (continued)
Consumer Durables & Apparel — 3.1% (continued)
Whirlpool Corp.	26,187	2,174,568
YETI Holdings, Inc.(a)	39,394	1,447,336
		44,069,243
Consumer Services — 4.8%
Aramark	122,368	5,207,982
Boyd Gaming Corp.	28,775	2,442,997
Cava Group, Inc.(a)	38,489	3,387,417
Choice Hotels International, Inc.	10,584	1,351,683
Churchill Downs, Inc.	33,989	3,638,183
Duolingo, Inc.(a)	18,342	6,356,420
Graham Holdings Co., Cl. B	1,578	1,505,696
Grand Canyon Education, Inc.(a)	13,145	2,216,641
H&R Block, Inc.	62,920	3,419,073
Hilton Grand Vacations, Inc.(a)	27,241	1,220,942
Hyatt Hotels Corp., Cl. A	19,695	2,776,404
Light & Wonder, Inc.(a)	39,543	3,808,782
Marriott Vacations Worldwide Corp.	14,823	1,103,869
Planet Fitness, Inc., Cl. A(a)	39,060	4,264,961
Service Corp. International	66,420	5,068,510
Texas Roadhouse, Inc.	30,975	5,734,402
The Wendy’s Company	74,801	736,790
Travel + Leisure Co.	31,334	1,856,540
Vail Resorts, Inc.	17,659	2,653,441
Wingstop, Inc.	13,075	4,933,720
Wyndham Hotels & Resorts, Inc.	36,088	3,103,568
		66,788,021
Consumer Staples Distribution & Retail — 3.3%
Albertsons Cos., Inc., Cl. A	188,668	3,626,199
BJ’s Wholesale Club Holdings, Inc.(a)	61,864	6,551,398
Casey’s General Stores, Inc.	17,382	9,040,900
Maplebear, Inc.(a)	76,414	3,665,579
Performance Food Group Co.(a)	73,460	7,375,384
Sprouts Farmers Market, Inc.(a)	45,866	6,950,534
US Foods Holding Corp.(a)	108,432	9,035,638
		46,245,632
Energy — 3.5%
Antero Midstream Corp.	157,540	2,890,859
Antero Resources Corp.(a)	136,183	4,756,872
Chord Energy Corp.	27,115	2,991,598
Civitas Resources, Inc.	39,843	1,209,633
CNX Resources Corp.(a)	68,188	2,066,778
DT Midstream, Inc.	47,458	4,875,360
HF Sinclair Corp.	74,975	3,294,402
Matador Resources Co.	54,535	2,720,206
Murphy Oil Corp.	62,863	1,559,631
NOV, Inc.	176,105	2,215,401
Ovintiv, Inc.	121,773	5,014,612
PBF Energy, Inc., Cl. A	46,625	1,053,725
Permian Resources Corp.	300,094	4,249,331
Range Resources Corp.	112,548	4,132,763
Valaris Ltd.(a)	30,338	1,475,337

Description	Shares	Value ($)
Common Stocks — 99.0% (continued)
Energy — 3.5% (continued)
Viper Energy, Inc.	61,900	2,331,154
Weatherford International PLC	34,041	1,925,019
		48,762,681
Equity Real Estate Investment Trusts — 6.2%
Agree Realty Corp.(b)	51,541	3,695,490
American Homes 4 Rent, Cl. A(b)	148,327	5,145,464
Brixmor Property Group, Inc.(b)	143,675	3,754,228
COPT Defense Properties(b)	52,761	1,439,320
Cousins Properties, Inc.(b)	78,897	2,138,109
CubeSmart(b)	107,172	4,170,063
EastGroup Properties, Inc.(b)	24,430	3,987,953
EPR Properties(b)	35,511	1,954,525
Equity LifeStyle Properties, Inc.(b)	89,306	5,351,215
First Industrial Realty Trust, Inc.(b)	61,332	2,988,095
Gaming & Leisure Properties, Inc.(b)	128,812	5,871,251
Healthcare Realty Trust, Inc.(b)	165,072	2,535,506
Independence Realty Trust, Inc.(b)	108,524	1,819,947
Kilroy Realty Corp.(b)	49,717	1,832,569
Kite Realty Group Trust(b)	103,243	2,269,281
Lamar Advertising Co., Cl. A(b)	41,440	5,066,040
National Storage Affiliates Trust(b)	33,610	990,151
NNN REIT, Inc.(b)	88,735	3,661,206
OMEGA Healthcare Investors, Inc.(b)	136,254	5,300,281
Park Hotels & Resorts, Inc.(b)	92,050	981,253
PotlatchDeltic Corp.(b)	32,902	1,345,363
Rayonier, Inc.(b)	65,298	1,522,096
Rexford Industrial Realty, Inc.(b)	110,670	4,042,775
Sabra Health Care REIT, Inc.(b)	110,612	1,994,334
STAG Industrial, Inc.(b)	87,687	3,010,295
Vornado Realty Trust(b)	78,503	3,016,085
WP Carey, Inc.(b)	103,021	6,609,827
		86,492,722
Financial Services — 7.2%
Affiliated Managers Group, Inc.	13,412	2,814,776
Ally Financial, Inc.	128,972	4,881,590
Annaly Capital Management, Inc.(b)	282,736	5,748,023
Equitable Holdings, Inc.	142,433	7,313,935
Essent Group Ltd.	47,209	2,643,232
Euronet Worldwide, Inc.(a)	18,939	1,840,492
Evercore, Inc., Cl. A	16,929	5,097,999
Federated Hermes, Inc.	35,755	1,772,375
FirstCash Holdings, Inc.	18,202	2,426,145
Hamilton Lane, Inc., Cl. A	20,146	3,068,236
Houlihan Lokey, Inc.	25,211	4,806,729
Interactive Brokers Group, Inc., Cl. A	204,272	13,392,072
Janus Henderson Group PLC	59,152	2,561,282
Jefferies Financial Group, Inc.	75,891	4,375,875
MGIC Investment Corp.	110,976	2,874,278
Morningstar, Inc.	12,384	3,423,681
SEI Investments Co.	44,026	3,879,571
Shift4 Payments, Inc., Cl. A(a)	31,725	3,267,675

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 99.0% (continued)
Financial Services — 7.2% (continued)
SLM Corp.	98,978	3,147,500
Starwood Property Trust, Inc.(b)	160,876	3,130,647
Stifel Financial Corp.	48,112	5,490,542
The Carlyle Group, Inc.	99,650	6,044,769
The Western Union Company	157,300	1,266,265
Voya Financial, Inc.	44,970	3,147,900
WEX, Inc.(a)	16,094	2,730,830
		101,146,419
Food, Beverage & Tobacco — 1.4%
Celsius Holdings, Inc.(a)	74,093	3,359,377
Coca-Cola Consolidated, Inc.	27,403	3,062,285
Darling Ingredients, Inc.(a)	74,541	2,413,638
Flowers Foods, Inc.	91,325	1,447,501
Ingredion, Inc.	29,937	3,937,913
Pilgrim’s Pride Corp.	18,954	898,230
Post Holdings, Inc.(a)	21,066	2,228,993
The Boston Beer Company, Inc., Cl. A(a)	3,798	786,490
The Marzetti Company	9,097	1,617,083
		19,751,510
Health Care Equipment & Services — 4.0%
Acadia Healthcare Co., Inc.(a)	44,121	960,514
Amedisys, Inc.(a)	15,160	1,494,776
Chemed Corp.	6,834	2,817,658
DENTSPLY SIRONA, Inc.	93,276	1,334,780
Doximity, Inc., Cl. A(a)	62,726	3,685,152
Encompass Health Corp.	47,032	5,178,693
Envista Holdings Corp.(a)	78,718	1,486,983
Globus Medical, Inc., Cl. A(a)	52,795	2,778,601
Haemonetics Corp.(a)	23,219	1,719,135
HealthEquity, Inc.(a)	40,605	3,938,685
Hims & Hers Health, Inc.(a)	92,083	6,094,053
Lantheus Holdings, Inc.(a)	32,802	2,335,174
LivaNova PLC(a)	25,705	1,084,494
Masimo Corp.(a)	21,034	3,234,819
Option Care Health, Inc.(a)	76,042	2,231,833
Penumbra, Inc.(a)	18,222	4,596,864
Tenet Healthcare Corp.(a)	43,460	7,009,229
The Ensign Group, Inc.	26,749	4,012,350
		55,993,793
Household & Personal Products — .5%
BellRing Brands, Inc.(a)	59,701	3,258,481
Coty, Inc., Cl. A(a)	174,558	846,606
e.l.f. Beauty, Inc.(a)	26,516	3,213,474
		7,318,561
Insurance — 4.2%
American Financial Group, Inc.	33,857	4,228,739
Brighthouse Financial, Inc.(a)	26,918	1,288,026
CNO Financial Group, Inc.	46,669	1,719,286
Fidelity National Financial, Inc.	122,739	6,926,162
First American Financial Corp.	47,856	2,873,753
Kemper Corp.	28,209	1,737,392

Description	Shares	Value ($)
Common Stocks — 99.0% (continued)
Insurance — 4.2% (continued)
Kinsale Capital Group, Inc.	10,338	4,555,853
Old Republic International Corp.	107,172	3,876,411
Primerica, Inc.	15,502	4,117,796
Reinsurance Group of America, Inc.	30,917	5,949,977
RenaissanceRe Holdings Ltd.	22,843	5,567,753
RLI Corp.	39,302	2,593,539
Ryan Specialty Holdings, Inc.	50,614	3,097,071
Selective Insurance Group, Inc.	28,690	2,236,959
The Hanover Insurance Group, Inc.	16,890	2,898,831
Unum Group	75,610	5,429,554
		59,097,102
Materials — 5.2%
Alcoa Corp.	121,921	3,653,972
AptarGroup, Inc.	30,801	4,840,069
Ashland, Inc.	21,519	1,109,520
Avient Corp.	42,816	1,351,701
Axalta Coating Systems Ltd.(a)	102,946	2,915,431
Cabot Corp.	25,315	1,827,237
Carpenter Technology Corp.	23,325	5,817,022
Cleveland-Cliffs, Inc.(a)	226,161	2,379,214
Commercial Metals Co.	53,215	2,759,730
Crown Holdings, Inc.	54,065	5,371,898
Eagle Materials, Inc.	15,639	3,507,671
Graphic Packaging Holding Co.	141,626	3,166,757
Greif, Inc., Cl. A	11,929	756,656
Knife River Corp.(a)	26,726	2,204,361
Louisiana-Pacific Corp.	28,826	2,606,159
NewMarket Corp.	3,571	2,453,277
Olin Corp.	55,444	1,050,109
Reliance, Inc.	24,648	7,151,124
Royal Gold, Inc.	30,672	4,644,354
RPM International, Inc.	60,092	7,055,402
Silgan Holdings, Inc.	38,133	1,774,329
Sonoco Products Co.	45,929	2,070,020
The Scotts Miracle-Gro Company	20,287	1,271,183
Westlake Corp.	15,417	1,222,568
		72,959,764
Media & Entertainment — .8%
EchoStar Corp., Cl. A(a)	61,933	2,018,396
Nexstar Media Group, Inc.	13,188	2,467,607
The New York Times Company, Cl. A	75,748	3,930,564
Warner Music Group Corp., Cl. A	67,604	1,978,093
ZoomInfo Technologies, Inc.(a)	122,587	1,327,617
		11,722,277
Pharmaceuticals, Biotechnology & Life Sciences — 4.3%
Avantor, Inc.(a)	318,241	4,277,159
BioMarin Pharmaceutical, Inc.(a)	89,676	5,187,757
Bio-Rad Laboratories, Inc., Cl. A(a)	8,762	2,119,966
Bruker Corp.	51,868	1,993,287
Cytokinetics, Inc.(a)	56,296	2,118,981
Exelixis, Inc.(a)	128,348	4,648,765

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 99.0% (continued)
Pharmaceuticals, Biotechnology & Life Sciences — 4.3% (continued)
Halozyme Therapeutics, Inc.(a)	57,628	3,455,951
Illumina, Inc.(a)	74,194	7,620,466
Jazz Pharmaceuticals PLC(a)	28,713	3,291,371
Medpace Holdings, Inc.(a)	11,046	4,718,851
Neurocrine Biosciences, Inc.(a)	46,267	5,932,817
Perrigo Co. PLC	64,802	1,728,269
Repligen Corp.(a)	24,610	2,881,093
Roivant Sciences Ltd.(a)	198,036	2,249,689
Sarepta Therapeutics, Inc.(a)	45,837	752,644
Sotera Health Co.(a)	72,139	828,877
United Therapeutics Corp.(a)	21,230	5,831,881
		59,637,824
Real Estate Management & Development — .4%
Jones Lang LaSalle, Inc.(a)	22,239	6,012,536
Semiconductors & Semiconductor Equipment — 2.5%
Allegro MicroSystems, Inc.(a)	62,055	1,949,147
Amkor Technology, Inc.	52,465	1,183,610
Cirrus Logic, Inc.(a)	24,904	2,508,082
Entegris, Inc.	70,960	5,567,522
Lattice Semiconductor Corp.(a)	64,148	3,196,495
MACOM Technology Solutions Holdings, Inc.(a)	28,041	3,845,543
MKS, Inc.	31,539	3,001,882
Onto Innovation, Inc.(a)	22,981	2,177,450
Power Integrations, Inc.	26,916	1,305,964
Rambus, Inc.(a)	50,534	3,735,979
Silicon Laboratories, Inc.(a)	15,403	2,029,653
Synaptics, Inc.(a)	18,080	1,133,616
Universal Display Corp.	20,851	3,010,884
		34,645,827
Software & Services — 4.4%
Appfolio, Inc., Cl. A(a)	10,753	2,875,137
ASGN, Inc.(a)	20,933	1,049,581
BILL Holdings, Inc.(a)	44,712	1,915,909
Blackbaud, Inc.(a)	17,705	1,193,671
Commvault Systems, Inc.(a)	20,783	3,947,731
Docusign, Inc.(a)	94,834	7,173,244
Dolby Laboratories, Inc., Cl. A	28,591	2,154,046
Dropbox, Inc., Cl. A(a)	91,519	2,486,571
Dynatrace, Inc.(a)	140,413	7,387,128
Guidewire Software, Inc.(a)	39,314	8,893,613
Kyndryl Holdings, Inc.(a)	108,742	4,107,185
Manhattan Associates, Inc.(a)	28,385	6,235,049
Okta, Inc.(a)	78,251	7,652,948
Pegasystems, Inc.	40,796	2,395,133
Qualys, Inc.(a)	17,021	2,264,985
		61,731,931
Technology Hardware & Equipment — 4.7%
Arrow Electronics, Inc.(a)	24,225	2,810,100
Avnet, Inc.	39,359	2,083,665
Belden, Inc.	18,634	2,304,094
Ciena Corp.(a)	66,577	6,181,009

Description	Shares	Value ($)
Common Stocks — 99.0% (continued)
Technology Hardware & Equipment — 4.7% (continued)
Cognex Corp.	78,743	3,210,352
Coherent Corp.(a)	72,640	7,816,064
Crane NXT Co.	23,329	1,384,343
Fabrinet(a)	16,712	5,410,176
Flex Ltd.(a)	179,557	8,954,508
IPG Photonics Corp.(a)	12,340	924,143
Littelfuse, Inc.	11,568	2,976,793
Lumentum Holdings, Inc.(a)	32,441	3,571,105
Novanta, Inc.(a)	16,769	2,062,922
Pure Storage, Inc., Cl. A(a)	146,202	8,701,943
TD SYNNEX Corp.	35,147	5,074,875
Vontier Corp.	69,880	2,897,924
		66,364,016
Telecommunication Services — .4%
Frontier Communications Parent, Inc.(a)	105,028	3,858,729
Iridium Communications, Inc.	51,325	1,255,409
		5,114,138
Transportation — 2.3%
Alaska Air Group, Inc.(a)	57,069	3,022,374
American Airlines Group, Inc.(a)	311,658	3,580,950
Avis Budget Group, Inc.(a)	7,994	1,360,899
GXO Logistics, Inc.(a)	53,322	2,650,637
Kirby Corp.(a)	26,112	2,488,735
Knight-Swift Transportation Holdings, Inc.	75,423	3,205,477
Landstar System, Inc.	16,365	2,182,600
Ryder System, Inc.	19,465	3,459,125
Saia, Inc.(a)	12,534	3,788,276
XPO, Inc.(a)	55,162	6,635,437
		32,374,510
Utilities — 2.9%
ALLETE, Inc.	27,051	1,783,472
Black Hills Corp.	34,410	1,988,210
Essential Utilities, Inc.	121,557	4,473,298
IDACORP, Inc.	25,335	3,175,236
National Fuel Gas Co.	42,096	3,653,512
New Jersey Resources Corp.	46,649	2,141,656
Northwestern Energy Group, Inc.	28,319	1,520,730
OGE Energy Corp.	94,450	4,289,919
ONE Gas, Inc.	27,857	2,025,204
Ormat Technologies, Inc.	26,833	2,399,138
Portland General Electric Co.	52,248	2,148,438
Southwest Gas Holdings, Inc.	28,463	2,224,099
Spire, Inc.	27,801	2,070,340
TXNM Energy, Inc.	43,227	2,454,861
UGI Corp.	100,670	3,642,241
		39,990,354
Total Common Stocks (cost $874,509,323)		1,385,951,300

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	1-Day Yield (%)	Shares	Value ($)
Investment Companies — 1.0%
Registered Investment Companies — 1.0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(c) (cost $14,607,457)	4.43	14,607,457	14,607,457
Total Investments (cost $889,116,780)		100.0%	1,400,558,757
Liabilities, Less Cash and Receivables		(.0%)	(60,631)
Net Assets		100.0%	1,400,498,126

REIT—Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Investment in real estate investment trust within the United States.
(c)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized (Depreciation) ($)
Futures Long
Micro E-mini S&P MidCap 400	50	9/19/2025	16,036,390	15,825,500	(210,890)
Gross Unrealized Depreciation					(210,890)
See notes to statement of investments.

Statement of Investments
BNY Mellon Midcap Index Fund, Inc.
July 31, 2025 (Unaudited)
The following is a summary of the inputs used as of July 31, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	1,385,951,300	—	—	1,385,951,300
Investment Companies	14,607,457	—	—	14,607,457
	1,400,558,757	—	—	1,400,558,757
Liabilities ($)
Other Financial Instruments:
Futures††	(210,890)	—	—	(210,890)
	(210,890)	—	—	(210,890)

†	See Statement of Investments for additional detailed categorizations, if any.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The fund’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.
Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depositary Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The securities on loan, if any, are also disclosed in the fund’s Statement of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.
Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at July 31, 2025 is discussed below.
Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price risk, as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of  Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at July 31, 2025 are set forth in the Statement of Investments.
At July 31, 2025, accumulated net unrealized appreciation on investments inclusive of derivative contracts was $511,231,087, consisting of $591,315,143 gross unrealized appreciation and $80,084,056 gross unrealized depreciation.
At July 31, 2025, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.